Investment in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2013
Equity Method Investment, Summarized Financial Information
Equity and cost method investments
December 31,	2013	2012
(Dollars in thousands)
Equity method investments:
Capital contributions, loans, advances and adjustments	$121,571	$10,323
Cumulative share of income	1,152,916	1,017,449
Cumulative share of distributions	(1,010,513)	(884,852)
	263,974	142,920
Cost method investments	1,611	1,611
Total investments in unconsolidated entities	$265,585	$144,531

Equity method investments, summarized financial position
December 31,	2013	2012
(Dollars in thousands)
Assets
Current	$489,659	$444,100
Due from affiliates	408,735	298,707
Property and other	2,026,104	1,896,784
	$2,924,498	$2,639,591

Liabilities and Equity
Current liabilities	$351,624	$350,067
Deferred credits	84,834	80,660
Long-term liabilities	19,712	21,328
Long-term capital lease obligations	707	405
Partners' capital and shareholders' equity	2,467,621	2,187,131
	$2,924,498	$2,639,591

Equity method investments, summarized results of operations
Year Ended December 31,	2013	2012	2011
(Dollars in thousands)
Results of Operations
Revenues	$6,218,067	$5,804,466	$5,519,024
Operating expenses	4,473,722	4,363,399	4,282,277
Operating income	1,744,345	1,441,067	1,236,747
Other income, net	4,842	4,003	4,976
Net income	$1,749,187	$1,445,070	$1,241,723

Fair Value Key Assumptions
Key assumptions
Average expected revenue growth rate (next ten years)	2.0%
Terminal revenue growth rate (after year ten)	2.0%
Discount rate	10.5%
Capital expenditures as a percentage of revenue	14.9-18.8%